PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Based Payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 employee	Dec. 31, 2019	May 04, 2022 shares	Jun. 08, 2021 shares	Jun. 13, 2020 shares
ArcelorMittal Equity Incentive Plan | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years
ArcelorMittal Equity Incentive Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (in percent)	100.00%
Award vesting period	3 years
Executive Office | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award performance period	3 years	3 years	3 years	3 years
Executive Office | Top of range | Restricted Share Units (RSUs) and Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized for grant (in shares) | shares					3,500,000	3,500,000	4,250,000
Special grant | ArcelorMittal Equity Incentive Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares) | employee			316,684
Award vesting period			1 year